Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2025
Significant accounting judgments, estimates and assumptions [Abstract]
Significant accounting judgments, estimates and assumptions
4.	Significant accounting judgments, estimates and assumptions

The preparation of financial statements requires the use of accounting estimates which will seldom equal the actual results. Management needs to exercise judgment in applying the Group’s accounting policies.

Estimates and judgments are continually evaluated. They are based on historical experience and other factors, including expectations of future events that might have a financial impact on the Group and that are believed to be reasonable under the circumstances. The estimates and assumptions that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

(a)	Revenue recognition

The Group has determined that each membership benefit provided over the membership period and coupons for specific period are material rights that would need to be accounted for as separate performance obligations. Refer to Note 2.12 for details. Determining the transaction price allocated to each performance obligation based on its standalone selling price requires judgment and consideration of all relevant facts and circumstance. In the evaluation of standalone selling price, the Group considers the applicable market conditions and relevant Group-specific factors, including factors that were contemplated in membership agreement and coupon procurement agreements with the end-users and the estimated costs for specified number of cash coupons and incremental discounts.

The Group exercises significant judgment in determining how incentives offered to end-users (including discounts embedded in membership rights and coupon packages) are allocated between (i) reductions of revenue for the related charging service and (ii) selling and marketing expenses. For each transaction, the Group first records incentives as a reduction of revenue to the extent of the revenue generated from the same transaction, to the extent such amounts are considered consideration payable to a customer under IFRS 15. Any excess incentive amount that is not attributable to past or future contracts and is incurred for marketing purposes to acquire and retain active users on the platform is presented as selling and marketing expenses on a transaction-by-transaction basis. The excess incentive amounts reclassified to selling and marketing expenses amounted to RMB33.1 million (US$4.7 million), RMB75.2 million, and RMB224.5 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Determining whether the Group is acting as a principal or as an agent when a third-party is involved in the provision of certain services to its customers requires judgment and consideration of all relevant facts and circumstances. In evaluation of the Group’s role as a principal or agent, the Group considers factors to determine whether the Group controls the specified goods or service before it is transferred to the customer including, but not limited to, the following: whether the Group (a) is primarily responsible for fulfilling the contract, (b) is subject to inventory risk, and (c) has discretion in establishing prices. Refer to Note 2.12 for details.

(b)	Share-based payments

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option or appreciation right, volatility and dividend yield and making assumptions about them. For the grant date fair value of the equity instruments granted, the Group uses binomial model and Monte-Carlo simulation model for the valuation. The models and assumptions used for estimating the fair value for share-based payment transactions are disclosed in Note 26.

(c)	Estimation of recoverability of uncollected input VAT invoice

The Group determines the recoverability of uncollected input VAT invoice, recorded in other current assets, by considering the historical collection experience of input VAT invoice from the charging station operators and other factors that may affect the operators’ capability to issue input VAT invoice. The Group recognizes provision of uncollected input VAT amount as impairment losses, in cases such as there is indication of the operator to terminate cooperation or lose capability to issue input VAT invoice.

(d)	Measurement of ECLs for trade receivables and other receivables

A number of significant judgments are required in applying the accounting requirements for measuring ECLs, such as:

●	Determining the segmentation of debtor groups;

●	Selecting appropriate models and assumptions for the measurement of ECLs; and

●	Establishing the relative probability weightings of forward-looking factors.

The Group uses a provision matrix to calculate ECLs for trade receivables. The provision rates are based on aging for groupings of various customer segments with similar loss patterns. The calculation reflects the probability-weighted outcome and reasonable and supportable information that is available at the financial position date about past events, current conditions and forecasts of future economic conditions.

At each financial position date, the observed historical default rates are reassessed and changes in the forward-looking information are considered. In addition, credit-impaired trade receivables with significant balances are assessed for ECLs individually. The provision of ECLs is sensitive to changes in estimates. Information about ECLs is disclosed in Note 7.

ECLs for other receivables are estimated by applying a loss rate approach with reference to the days past due for groupings of debtors with similar loss patterns. The loss rate is adjusted to reflect current conditions and forecasts of future economic conditions as appropriate.

The Group considers forward-looking information in measuring ECLs in accordance with IFRS 9. The calculation of ECLs incorporates forward-looking information through the use of publicly available economic data and forecasts based on assumptions and management’s judgments and the use of probability weighted outcomes.

(e)	Measurement of fair value of financial instruments at FVTPL and FVTOCI

The Group classifies its financial assets and liabilities based on the business model for managing the assets and their contractual cash flow characteristics.

●	Financial instruments at FVTPL: Financial instruments that do not meet the criteria for amortized cost or FVTOCI are measured at FVTPL. Any gains or losses arising from changes in fair value are recognized in profit or loss.

●	Financial instruments at FVTOCI: For debt instruments, if the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling, it is measured at FVTOCI. For certain equity investments, the Group may make an irrevocable election at initial recognition to present subsequent changes in fair value in other comprehensive income.

Estimating fair value of financial instruments at FVTPL and FVTOCI requires determination of the most appropriate valuation model, which depends on the nature of the instruments and the availability of observable market data. This estimate also requires determination of the most appropriate inputs to the valuation model, including but not limited to market interest rates, credit spreads, and liquidity discounts, and making assumptions about them. For instruments without active markets, the Group utilizes discounted cash flow models to estimate fair value at each financial position date. The assumptions and hierarchy levels used for estimating the fair value of these financial instruments are disclosed in Note 3.3.

(f)	Measurement of fair value of convertible bonds

Estimating fair value of convertible bonds requires determination of the most appropriate valuation model, which depends on the terms and conditions of the arrangement. This estimate also requires determination of the most appropriate inputs to the valuation model including stock price, volatility and dividend yield and making assumptions about them. For the fair value of the convertible bonds at the issue date and each financial position date, the Group uses binomial model for the valuation. The assumptions used for estimating the fair value of the convertible bonds are disclosed in Note 18.

(g)	Measurement and accounting of fair value of warrant liabilities

Warrants issued by the Group that do not meet the definition of an equity instrument are classified as derivative financial liabilities. Such warrants are initially recognized at fair value on the date of issuance and are subsequently re-measured at fair value at each reporting date. Any changes in fair value are recognized in profit or loss in the period in which they arise.

Estimating fair value of warrant liabilities requires determination of the most appropriate valuation model, which depends on the terms and conditions of the warrant agreements. This estimate also requires determination of the most appropriate inputs to the valuation model including the Company's stock price, expected volatility, risk-free interest rate and expected term, and making assumptions about them. For the fair value of the warrant liabilities at the issue date and each financial position date, the Group uses Binomial Tree model for the valuation. The assumptions used for estimating the fair value of the warrant liabilities are disclosed in Note 18.

(h)	Provisions for contingencies

The Company is subject to claims or proceedings that arise in the ordinary course of business, including disputes related to the corporate transactions. Pursuant to IAS 37, the Company records a provision for a liability when it is both probable that an outflow of resources embodying economic benefits will be required to settle the obligation and the amount of the obligation can be reliably estimated.

The assessment of whether a loss is probable and the estimation of the appropriate amount of provision require significant judgment by management. In making these determinations, management, in consultation with internal and external legal counsel, evaluates the merits of the claims, the current status of the proceedings, the applicable contractual terms, and the potential outcomes of legal executions.

As of December 31, 2025, the Company has recognized a provision for certain litigations as disclosed in Note 29. However, due to the inherent uncertainties of the judicial process, the final resolution of these matters may differ significantly from the amounts currently estimated. Such differences could have a material impact on the Company’s consolidated financial position, results of operations, or cash flows in future periods.